Cash, Cash Equivalents, and Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table categorizes the fair values of cash, cash equivalents, and marketable securities measured at fair value on a recurring basis on our balance sheet at December 31 (in millions):

	Fair Value Level	2018	2019
Cash and cash equivalents
U.S. government	1	$139	$—
U.S. government and agencies	2	25	—
Non-U.S. government and agencies	2	114	350
Corporate debt	2	884	604
Total marketable securities classified as cash equivalents		1,162	954
Cash, time deposits and money market funds		8,445	8,113
Total cash and cash equivalents		$9,607	$9,067

Marketable securities
U.S. government	1	$289	$195
U.S. government and agencies	2	65	210
Non-U.S. government and agencies	2	610	2,408
Corporate debt	2	198	193
Other marketable securities	2	146	290
Total marketable securities		$1,308	$3,296

Schedule of cash, cash equivalents and restricted cash [Table Text Block]
Cash, cash equivalents, and restricted cash as reported in the statement of cash flows are presented separately on our balance sheet as follows (in millions):

	December 31, 2018	December 31, 2019
Cash and cash equivalents	$9,607	$9,067
Restricted cash included in other assets (a)	140	139
Cash, cash equivalents and restricted cash in assets held-for-sale	—	62
Total cash, cash equivalents, and restricted cash	$9,747	$9,268
__________
(a)
Restricted cash primarily includes cash held to meet certain local governmental and regulatory reserve requirements and cash held under the terms of certain contractual agreements. Restricted cash does not include required minimum balances or cash securing debt issued through securitization transactions.